PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT

Property and equipment consist of the following as of June 30:

	2023	2022

Office equipment at cost	$25,432	$28,623
Less: Accumulated depreciation	(25,130)	(26,600)

Total property, plant, and equipment	$302	$2,023